Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 10 — PROPERTY AND EQUIPMENT, NET

Our property and equipment consisted of the following as of December 31, 2025 and 2024:

	2025	2024
Property and equipment:
Office buildings	$22,082,349	$22,082,349
Land	5,000,000	5,000,000
Building improvements	2,202,370	2,186,959
Leasehold improvements	3,223,028	3,077,471
Office equipment	2,467,229	2,287,029
Electronic equipment	4,282,327	3,522,767
Site improvements	1,286,355	1,265,886
Construction in process	4,856,429	1,114,097
Less: accumulated depreciation	(9,505,232)	(6,906,788)
Property and equipment, net	$35,894,855	$33,629,770

In November 2022, we acquired a 5-story office building located in St. Petersburg, Florida to function as our corporate headquarters. The total cost of the office building was $29,502,000, including land, building improvements, and site improvements and was paid in cash. We lease a floor of the office building to a corporate tenant. See Note 14 — Leases for details of the lease agreement.

Depreciation expense was $2,572,449, $3,010,300 and $2,675,628 for the years ended December 31, 2025, 2024 and 2023 and is recorded in general and administrative expenses in our consolidated statements of operations and other comprehensive (loss) income.